UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09135

Nuveen New York Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New York Quality Municipal Income Fund (NAN)
	(formerly known as Nuveen New York Dividend Advantage Municipal Fund)
	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 157.1% (100.0% of Total Investments)

	MUNICIPAL BONDS – 156.3% (99.5% of Total Investments)

	Consumer Discretionary – 1.2% (0.7% of Total Investments)
$ 5,300	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	N/R	$ 5,328,620
	Series 2007A, 5.000%, 12/01/23
	Consumer Staples – 6.3% (4.0% of Total Investments)
	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement
	Asset-Backed Bonds, Series 2005A:
12,500	5.000%, 6/01/38	2/17 at 100.00	BB	12,606,750
3,210	5.000%, 6/01/45	2/17 at 100.00	BB–	3,008,797
1,350	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	2/17 at 100.00	B–	1,321,083
	Refunding Series 2006A-2, 5.250%, 6/01/26
12,415	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	2/17 at 100.00	B–	11,484,123
	Series 2006A-3, 5.000%, 6/01/35
29,475	Total Consumer Staples			28,420,753
	Education and Civic Organizations – 27.8% (17.7% of Total Investments)
1,295	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	1,314,270
	2007A, 5.000%, 7/01/31
1,855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	B	1,523,419
	Schools, Series 2007A, 5.000%, 4/01/37
3,265	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	12/20 at 100.00	B	3,254,193
	Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New
	York – Queens College, Q Student Residences, LLC Project, Refunding Series 2014A:
1,025	5.000%, 6/01/32	6/24 at 100.00	Aa2	1,157,410
2,070	5.000%, 6/01/43	6/24 at 100.00	Aa2	2,292,049
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of
	New York, Series 2014:
1,405	5.250%, 11/01/34	11/24 at 100.00	BB	1,404,930
1,300	5.000%, 11/01/39	11/24 at 100.00	BB	1,236,963
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School
	for International Cultures and the Arts Project, Series 2013A:
950	5.000%, 4/15/33	4/23 at 100.00	BB+	923,049
1,380	5.000%, 4/15/43	4/23 at 100.00	BB+	1,286,270
5,575	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	AA	5,684,437
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,760	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	1,895,802
	Series 2013A, 5.000%, 7/01/44
2,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	AA–	2,250,580
	Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured
3,915	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/23 at 100.00	Aa3	4,428,452
	Facilities, Refunding Series 2013A, 5.000%, 7/01/27
3,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/22 at 100.00	Aa2	3,878,350
	Facilities, Series 2012A, 5.000%, 7/01/37
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory
	Facilities, Series 2015A:
1,120	5.000%, 7/01/31	No Opt. Call	Aa3	1,282,949
1,245	5.000%, 7/01/33	No Opt. Call	Aa3	1,412,054
2,000	5.000%, 7/01/34	7/25 at 100.00	Aa3	2,258,740
5,090	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount	7/25 at 100.00	A–	5,514,353
	Sinai, Refunding Series 2015A, 5.000%, 7/01/40
2,100	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	2,243,430
	Series 2009, 5.250%, 7/01/29
1,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/25 at 100.00	A–	2,134,430
	2015A, 5.000%, 7/01/45
2,120	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AA–	2,399,882
	2001-1, 5.500%, 7/01/20 – AMBAC Insured
290	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	311,135
	2009A, 5.000%, 7/01/39
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A:
1,000	5.000%, 7/01/34	No Opt. Call	AA–	1,124,590
2,300	5.000%, 7/01/35	No Opt. Call	AA–	2,582,900
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2016A:
8,925	5.000%, 7/01/35	7/26 at 100.00	AA–	10,045,712
610	5.000%, 7/01/36	7/26 at 100.00	AA–	682,370
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	8,769,680
	University, Series 2010A, 5.000%, 7/01/40
1,600	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph’s College, Series	7/20 at 100.00	Ba1	1,680,320
	2010, 5.250%, 7/01/35
3,140	Dormitory Authority of the Sate of New York, Revenue Bonds, Non State Supported Debt, Vaughn	12/26 at 100.00	BB–	3,102,477
	College of Aeronautics Technology, Refunding Series 2016A, 5.500%, 12/01/36 (WI/DD,
	Settling 12/15/16)
250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	2/19 at 100.00	A–	265,303
	Project, Series 2009B, 5.250%, 2/01/39
	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University
	Project, Series 2013:
1,005	5.000%, 9/01/38	9/23 at 100.00	A–	1,080,516
265	5.000%, 9/01/43	9/23 at 100.00	A–	283,932
4,445	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB	4,752,594
	Series 2009, 5.750%, 7/01/39
5,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University	7/25 at 100.00	AA	5,607,050
	Project, Refunding Series 2015A, 5.000%, 7/01/40
1,260	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University	7/20 at 100.00	AA	1,370,779
	Project, Series 2010A, 5.000%, 7/01/40
890	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher	6/21 at 100.00	A–	996,506
	College, Series 2011, 6.000%, 6/01/30
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project,
	Series 2015A:
2,945	5.000%, 7/01/40	7/25 at 100.00	BBB	3,080,823
85	5.000%, 7/01/45	7/25 at 100.00	BBB	87,690
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,000	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	BBB	1,002,180
235	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BBB	235,054
3,515	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BBB	3,515,808
5,050	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BBB	5,051,162
400	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BBB	400,092
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
7,555	4.500%, 3/01/39 – FGIC Insured	2/17 at 100.00	Baa1	7,571,092
2,750	4.750%, 3/01/46 – NPFG Insured	2/17 at 100.00	AA–	2,757,343
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of	1/21 at 100.00	A	1,094,880
	American Art, Series 2011, 5.000%, 7/01/31
1,500	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation	8/23 at 100.00	AA–	1,700,415
	Society, Series 2013A, 5.000%, 8/01/33
1,515	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project,	7/25 at 100.00	Baa2	1,574,964
	Series 2015, 5.000%, 7/01/40
	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York,
	Revenue Bonds, Clarkson University Project, Series 2012A:
1,050	5.250%, 9/01/33	3/22 at 100.00	A3	1,156,460
1,750	5.000%, 9/01/41	3/22 at 100.00	A3	1,884,435
2,260	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A3	2,470,022
	Series 2010A, 5.125%, 9/01/40
118,515	Total Education and Civic Organizations			126,014,296
	Financials – 3.1% (2.0% of Total Investments)
485	Glen Cove Local Economic Economic Assistance Corporation, New York, Revenue Bonds, Series	1/34 at 100.00	N/R	332,996
	2016C, 0.000%, 1/01/55
4,725	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	5,535,479
	Series 2005, 5.250%, 10/01/35
6,885	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	8,313,293
	Series 2007, 5.500%, 10/01/37
12,095	Total Financials			14,181,768
	Health Care – 7.2% (4.6% of Total Investments)
	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,
	Series 2010:
350	5.000%, 7/01/26	7/20 at 100.00	A	378,704
350	5.200%, 7/01/32	7/20 at 100.00	A	376,355
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
4,665	6.500%, 12/01/21	12/18 at 100.00	Baa3	4,970,604
2,420	6.125%, 12/01/29	12/18 at 100.00	Baa3	2,545,332
4,800	6.250%, 12/01/37	12/18 at 100.00	Baa3	5,050,608
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/21 at 100.00	A	1,083,900
	Obligated Group, Series 2011A, 5.000%, 5/01/41
3,700	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/25 at 100.00	A	3,986,861
	Obligated Group, Series 2015A, 5.000%, 5/01/43
500	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems	7/20 at 100.00	A–	549,530
	Inc, Series 2010A, 5.750%, 7/01/30
	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems,
	Inc. Project, Series 2016B:
2,550	5.000%, 7/01/31	7/26 at 100.00	A–	2,839,374
1,500	5.000%, 7/01/46	7/26 at 100.00	A–	1,617,180
710	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	2/17 at 100.00	BB	711,711
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
715	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	808,315
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35
2,730	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	BBB+	2,954,351
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
1,610	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	2/17 at 100.00	N/R	1,609,839
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39
2,265	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/17 at 100.00	BB–	2,268,692
	Series 2001A, 7.125%, 7/01/31
650	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	2/17 at 100.00	BB–	651,060
	Series 2001B, 7.125%, 7/01/31
30,515	Total Health Care			32,402,416
	Housing/Multifamily – 2.6% (1.6% of Total Investments)
4,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA+	4,098,040
	Series 2009J, 4.800%, 5/01/36
705	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA+	755,386
	Series 2010D-1A, 5.000%, 11/01/42
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%,	11/17 at 100.00	Aa2	2,016,680
	11/01/37 (Alternative Minimum Tax)
600	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	613,764
	4.500%, 11/01/29
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2010A,	5/20 at 100.00	Aa2	2,056,820
	5.000%, 11/01/42
1,385	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	1,394,570
	11/01/38 (Alternative Minimum Tax)
685	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	2/17 at 100.00	Aa1	686,740
	Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)
11,375	Total Housing/Multifamily			11,622,000
	Housing/Single Family – 0.1% (0.1% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	N/R	672,316
	Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)
	Industrials – 4.0% (2.5% of Total Investments)
445	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt	1/25 at 100.00	N/R	479,933
	Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)
17,145	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	17,424,806
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
17,590	Total Industrials			17,904,739
	Long-Term Care – 2.0% (1.3% of Total Investments)
2,095	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	2,173,374
	Westchester Project, Series 2006, 5.200%, 2/15/41
1,275	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Baa1	1,180,867
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
3,240	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/18 at 100.00	N/R	3,261,254
	Project, Series 2006, 5.500%, 8/01/33
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
760	5.500%, 7/01/18	2/17 at 101.00	N/R	752,529
1,155	5.800%, 7/01/23	2/17 at 101.00	N/R	1,120,315
	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008-B1:
160	5.500%, 7/01/18	2/17 at 101.00	N/R	136,006
340	5.800%, 7/01/23	7/18 at 100.00	N/R	253,093
170	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/18 at 100.00	N/R	164,895
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23
9,195	Total Long-Term Care			9,042,333
	Tax Obligation/General – 13.1% (8.4% of Total Investments)
500	Nassau County, New York, General Obligation Bonds, General Improvement Series, Refunding	1/26 at 100.00	A+	544,120
	2016A, 5.000%, 1/01/38
	Nassau County, New York, General Obligation Bonds, General Improvment Series 2016C:
3,630	5.000%, 4/01/26	No Opt. Call	A+	4,194,102
2,000	5.000%, 4/01/43	4/26 at 100.00	A+	2,164,160
	New York City, New York, General Obligation Bonds, Fiscal 2007, Series 2007D-1:
11,130	5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	11,578,093
10,000	5.125%, 12/01/26 (UB)	12/17 at 100.00	AA	10,400,600
400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	430,408
1,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	No Opt. Call	AA	1,116,410
980	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/32	8/22 at 100.00	AA	1,094,082
5,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	5,738,550
8,365	New York City, New York, General Obligation Bonds, Fiscal 2015 Series B, 5.000%, 8/01/30	8/24 at 100.00	AA	9,478,716
3,775	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	No Opt. Call	AA	4,254,689
	5.000%, 4/01/28
	New York City, New York, General Obligation Bonds, Tender Option Bond Trust 2016-XG0082:
3,125	16.785%, 3/01/31 (IF) (4)	3/23 at 100.00	AA	4,676,625
1,525	16.785%, 3/01/31 (IF) (4)	3/23 at 100.00	AA	2,282,193
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 – NPFG Insured	No Opt. Call	AA–	771,012
720	5.250%, 10/01/19 – NPFG Insured	No Opt. Call	AA–	792,144
52,870	Total Tax Obligation/General			59,515,904
	Tax Obligation/Limited – 26.6% (16.9% of Total Investments)
1,285	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA	1,313,488
	Facilities, Series 1993A, 5.875%, 5/15/17 – FGIC Insured
980	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	1,069,562
	Purpose Series 2011C, 5.000%, 3/15/41
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	No Opt. Call	AAA	1,118,230
	Purpose Series 2012D, 5.000%, 2/15/33
5,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	2/23 at 100.00	AAA	5,461,650
	Purpose Series 2013A, 5.000%, 2/15/43
2,080	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/24 at 100.00	AAA	2,284,776
	Purpose Series 2014C, Group C, 5.000%, 3/15/44
1,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2013A,	3/23 at 100.00	AAA	1,102,990
	5.000%, 3/15/43
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B.
	Group A,B&C:
1,500	5.000%, 3/15/32	9/25 at 100.00	AAA	1,717,785
1,000	5.000%, 3/15/35	9/25 at 100.00	AAA	1,132,850
1,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2016A,	9/26 at 100.00	AAA	1,179,720
	5.000%, 3/15/29
2,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/29	No Opt. Call	A	2,734,900
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
6,700	5.750%, 2/15/47	2/21 at 100.00	A	7,560,146
2,000	5.250%, 2/15/47	2/21 at 100.00	A	2,201,940
5,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	5,532,780
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding
	Series 2012A:
1,815	5.000%, 11/15/27	No Opt. Call	AA	2,088,992
2,250	5.000%, 11/15/29	11/22 at 100.00	AA	2,581,717
2,175	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AA	2,325,706
	Series 2002A, 5.750%, 7/01/18
6,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA	6,531,460
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,870	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	No Opt. Call	AA	2,096,120
	Series 2013S-1, 5.000%, 7/15/31
405	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	410,909
	Series 2007B, 5.000%, 11/01/30
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/26 at 100.00	AAA	5,619,250
	Series 2016B-1, 5.000%, 8/01/36
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate
	Fiscal 2012 Series E-1:
3,775	5.000%, 2/01/37	2/22 at 100.00	AAA	4,214,334
3,950	5.000%, 2/01/42	2/22 at 100.00	AAA	4,375,415
3,090	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	No Opt. Call	AAA	3,509,282
	Fiscal 2013 Series F-1, 5.000%, 2/01/29
7,860	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	8,795,890
	Fiscal 2013 Series I, 5.000%, 5/01/38
4,170	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	4,704,260
	Fiscal 2014 Series D-1, 5.000%, 2/01/35
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	AAA	5,658,100
	Subordinate Lien Series 2011C, 5.500%, 11/01/35
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	2/21 at 100.00	AAA	2,190,640
	Subordinate Series 2011-D1, 5.000%, 2/01/35
2,400	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	5/19 at 100.00	AAA	2,892,624
	Tender Option Bond Trust 2015-XF0080, 12.642%, 5/01/38 (IF)
6,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A,	4/21 at 100.00	AA–	6,830,820
	5.750%, 4/01/41
11,300	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA+	12,725,834
	4/01/20 – AMBAC Insured (UB) (4)
2,110	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	2,338,618
	5.000%, 3/15/29
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
16,000	0.000%, 8/01/43 – NPFG Insured	No Opt. Call	AA–	3,574,080
12,500	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	2,495,375
131,715	Total Tax Obligation/Limited			120,370,243
	Transportation – 24.3% (15.5% of Total Investments)
12,560	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green	11/26 at 100.00	AA–	12,525,586
	Series 2016B, 4.000%, 11/15/36
7,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/25 at 100.00	AA–	8,426,100
	Series 2015D-1, 5.000%, 11/15/30
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D:
4,000	5.000%, 11/15/34	11/20 at 100.00	AA–	4,430,960
1,560	5.250%, 11/15/40	11/20 at 100.00	AA–	1,729,026
6,640	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E,	No Opt. Call	AA–	7,332,884
	5.000%, 11/15/42
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E,	11/23 at 100.00	AA–	2,241,500
	5.000%, 11/15/31
5,425	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1,	5/25 at 100.00	AA–	5,887,970
	5.000%, 11/15/45
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016B,	11/26 at 100.00	AA–	2,218,420
	5.250%, 11/15/35
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
200	5.750%, 10/01/37 (5)	10/17 at 100.00	N/R	64,436
5,500	5.875%, 10/01/46 (5)	10/17 at 102.00	N/R	1,771,990
2,850	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	3,136,966
	Center Project, Series 2011, 5.000%, 11/15/44
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
1,855	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB–	1,947,472
1,010	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	1,026,443
12,110	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	7/24 at 100.00	BBB	12,330,523
	Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)
1,350	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series	1/26 at 100.00	A–	1,453,019
	2016A, 5.000%, 1/01/46
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Eighty-Forth Series 2014:
6,000	5.000%, 9/01/33	9/24 at 100.00	AA–	6,819,840
4,000	5.000%, 9/01/34	9/24 at 100.00	AA–	4,528,840
8,780	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	5/25 at 100.00	AA–	9,685,833
	Eighty-Ninth Series 2015, 5.000%, 5/01/45
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth	1/21 at 100.00	AA–	5,501,000
	Series 2011, 5.000%, 1/15/41
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
1,020	6.500%, 12/01/28	2/17 at 100.00	Baa1	1,049,050
5,000	6.000%, 12/01/36	12/20 at 100.00	Baa1	5,669,350
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/26 at 100.00	AA–	5,599,400
	Series 2016A, 5.000%, 11/15/41
780	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	892,429
	Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured
3,500	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/18 at 100.00	AA–	3,956,330
	Refunding Bonds, Tender Option Bond Trust 2016-XG0004, 8.815%, 11/15/33 (IF) (4)
105,640	Total Transportation			110,225,367
	U.S. Guaranteed – 17.5% (11.2% of Total Investments) (6)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
2,950	6.250%, 7/15/40 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (6)	3,365,183
1,000	6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (6)	1,144,530
400	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse	5/20 at 100.00	AA (6)	444,980
	River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40 (Pre-refunded 5/01/20)
1,750	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A– (6)	1,968,470
	2010, 5.250%, 7/01/30 (Pre-refunded 7/01/20)
5,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA– (6)	5,121,600
	5.000%, 7/01/32 (Pre-refunded 7/01/17) – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Refunding	7/17 at 100.00	N/R (6)	1,024,500
	Series 2007A, 5.000%, 7/01/36 (Pre-refunded 7/01/17)
3,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	N/R (6)	3,596,845
	2007B, 5.625%, 7/01/37 (Pre-refunded 7/01/17)
5,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A– (6)	6,329,675
	2011A, 6.000%, 7/01/40 (Pre-refunded 7/01/20)
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
100	5.125%, 7/01/30 (Pre-refunded 2/03/17) – ACA Insured	2/17 at 100.00	N/R (6)	97,672
850	5.000%, 7/01/35 (Pre-refunded 2/03/17) – ACA Insured	2/17 at 100.00	N/R (6)	815,966
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
1,395	5.250%, 2/01/27 (Pre-refunded 2/01/17)	2/17 at 100.00	Aaa	1,405,602
1,235	5.500%, 2/01/32 (Pre-refunded 2/01/17)	2/17 at 100.00	Aaa	1,244,905
3,370	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%,	1/17 at 100.00	A– (6)	3,383,615
	1/01/34 (Pre-refunded 1/01/17)
795	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	N/R (6)	809,008
	Series 2007B, 5.000%, 11/01/30 (Pre-refunded 5/01/17)
	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,
	Series 2008A:
2,920	5.000%, 12/15/26 (Pre-refunded 12/15/17) (UB)	12/17 at 100.00	AAA	3,045,560
7,020	5.000%, 12/15/27 (Pre-refunded 12/15/17) (UB)	12/17 at 100.00	AAA	7,321,860
5,550	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%,	10/17 at 100.00	AA+ (6)	5,738,811
	4/01/27 (Pre-refunded 10/01/17)
1,330	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	1,379,130
	Option Bond Trust 09-6W, 12.370%, 3/15/37 (Pre-refunded 3/15/17) (IF) (4)
1,520	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA (6)	1,699,725
	Eighth Series 2008, Tender Option Bond Trust 2015-XF2178, 16.499%, 8/15/32 (Pre-refunded
	8/15/17) – AGM Insured (IF) (4)
835	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	N/R (6)	863,657
	College, Series 2007, 5.000%, 10/01/27 (Pre-refunded 10/01/17)
470	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	N/R (6)	534,804
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
	(Pre-refunded 7/01/21)
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B,	No Opt. Call	AA+ (6)	1,719,424
	5.000%, 1/01/20 (ETM)
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AA+ (6)	8,810,925
	5.500%, 1/01/30 (Pre-refunded 1/01/22)
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,390	4.750%, 6/01/22 (Pre-refunded 2/03/17)	2/17 at 100.00	BBB– (6)	1,390,626
4,390	5.000%, 6/01/26 (Pre-refunded 2/03/17)	2/17 at 100.00	BB– (6)	4,361,158
3,800	5.000%, 6/01/34 (Pre-refunded 2/03/17)	2/17 at 100.00	B (6)	3,625,542
7,530	5.125%, 6/01/42 (Pre-refunded 2/03/17)	2/17 at 100.00	B– (6)	6,995,445
1,000	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence	6/19 at 100.00	BBB (6)	1,112,260
	College Project, Series 2001A Remarketed, 6.000%, 6/01/41 (Pre-refunded 6/01/19)
75,700	Total U.S. Guaranteed			79,351,478
	Utilities – 12.6% (8.0% of Total Investments)
3,500	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG	2/20 at 100.00	Baa3	3,667,825
	Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
370	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	384,967
1,460	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	1,599,196
	5.000%, 9/01/44
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA	1,090,690
8,265	5.000%, 5/01/38	5/21 at 100.00	A–	8,901,653
1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	No Opt. Call	A–	1,373,512
	5.000%, 9/01/37
11,760	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	11,862,900
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42 (Alternative
	Minimum Tax)
3,700	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	1/17 at 100.00	N/R	3,679,983
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)
5,785	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015,	12/25 at 100.00	AAA	6,655,700
	5.000%, 12/15/32
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2016A;
1,500	5.000%, 12/15/34	6/26 at 100.00	AAA	1,725,810
1,515	5.000%, 12/15/35	6/26 at 100.00	AAA	1,739,023
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
3,800	5.000%, 12/15/33	12/23 at 100.00	AAA	4,315,280
1,060	5.000%, 12/15/34	12/23 at 100.00	AAA	1,199,401
8,030	5.000%, 12/15/41	12/23 at 100.00	AAA	9,058,804
52,995	Total Utilities			57,254,744
	Water and Sewer – 7.9% (5.0% of Total Investments)
4,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010,	7/20 at 100.00	A–	4,227,320
	5.625%, 7/01/40
4,140	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	4,604,922
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/24 at 100.00	AA+	5,648,800
	General Resolution Revenue Bonds, Fiscal 2014 Series DD, 5.000%, 6/15/35
9,750	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/21 at 100.00	AAA	10,813,237
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2011B, 5.000%, 6/15/41
1,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/25 at 100.00	AAA	1,126,420
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated SRF Series 2015A, 5.000%, 6/15/40
5,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/26 at 100.00	AAA	5,099,400
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated SRF Series 2016A, 4.000%, 6/15/46
3,840	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010	4/20 at 100.00	AAA	4,178,419
	Master Financing Program, Series 2010C, 5.000%, 10/15/35
32,730	Total Water and Sewer			35,698,518
$ 686,355	Total Municipal Bonds (cost $684,841,645)			708,005,495

Shares	Description (1)			Value
	COMMON STOCKS – 0.8% (0.5% of Total Investments)

	Airlines – 0.8% (0.5% of Total Investments)
78,264	American Airlines Group Inc., (7)			$ 3,634,580
	Total Common Stocks (cost $2,431,776)			3,634,580
	Total Long-Term Investments (cost $687,273,421)			711,640,075
	Floating Rate Obligations – (6.5)%			(29,570,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (32.5)% (8)			(147,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (19.6)% (9)			(89,000,000)
	Other Assets Less Liabilities – 1.5%			6,917,816
	Net Assets Applicable to Common Shares – 100%			$ 452,987,891

Fair Value Measurements
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$708,005,495	$ —	$708,005,495
Common Stocks	3,634,580	—	—	3,634,580
Total	$3,634,580	$708,005,495	$ —	$711,640,075

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of November 30, 2016, the cost of investments was $656,902,170.
Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$34,135,910
Depreciation	(8,968,037)
Net unrealized appreciation (depreciation) of investments	$25,167,873

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing.
Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the ratings of such securities.
(7)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120– day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 20.7%.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 12.5%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         January 27, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         January 27, 2017